INCOME AND SOCIAL CONTRIBUTION TAXES (Tables)	12 Months Ended
Dec. 31, 2020
INCOME AND SOCIAL CONTRIBUTION TAXES
Schedule of reconciliations of income and social contribution taxes at statutory rates to amounts presented in the Statement Of Income

	2020	2019	2018
Income (loss) before income taxes	3,495,678	1,674,720	2,157,431
Statutory tax rates	34%	34%	34%
Income and social contribution taxes at statutory rates	(1,188,531)	(569,405)	(733,527)
Tax adjustment with respect to:
- Difference in tax rates in foreign companies	530,715	75,428	663,116
- Equity in earnings of unconsolidated companies	51,873	(5,797)	3,448
- Interest on equity*	98,739	69	128,418
- Tax credits and incentives	31,800	8,852	9,531
- Deferred tax assets not recognized	(592,861)	-	-
- Recognition of previously unrecognized tax losses	4,944	1,097	47,545
- Other permanent differences, net	(44,303)	31,923	50,420
Income and social contribution taxes	(1,107,624)	(457,833)	168,951
Current	(908,051)	(240,400)	(629,209)
Deferred	(199,573)	(217,433)	798,160

(*)   Brazilian Law 9,249/95 provides that a company may, at its sole discretion, consider dividends distributions to shareholders to be considered as interest on own capital — subject to specific limitations - which has the effect of a taxable deduction in the determination of income tax and social contribution. The limitation is the greater of (i) shareholders’ equity multiplied by the TJLP (Long Term Interest Rate) rate or (ii) 50% of the net income in the fiscal year. This expense is not recognized for the purpose of preparing the financial statements and therefore does not impact net income.

Schedule of breakdown and changes in deferred income and social contribution tax assets and liabilities at statutory tax rates

	Balance as of	Recognized in	Acquisition of	Comprehensive	Balance as of
	December 31, 2019	income	subsidiary	Income	December 31, 2020

Tax loss carryforward	1,341,464	(157,207)	-	36,228	1,220,485
Social contribution tax losses	350,810	(60,534)	-	-	290,276
Provision for tax, civil and labor liabilities	242,794	140,871	-	1,798	385,463
Benefits granted to employees	294,031	(6,848)	-	105,074	392,257
Other temporary differences	575,719	(114,627)	-	40,022	501,114
Deferred exchange variance*	1,177,428	(119,178)	-	(709)	1,057,541
Provision for losses	23,618	11,740	-	162	35,520
Fair value adjustments on businesses acquired	(452,058)	106,210	(86,093)	(118,923)	(550,864)
	3,553,806	(199,573)	(86,093)	63,652	3,331,792

Non-current assets	4,071,219				3,393,354
Non-current liabilities	(517,413)				(61,562)

* Corresponds to deferred taxes over foreign exchange gains and loss which certain subsidiaries elected to tax on a cash basis

	Balance as of	Recognized in		Comprehensive	Balance as of
	December 31, 2018	income	Others	Income	December 31, 2019

Tax loss carryforward	1,339,933	4,781	(36,226)	32,976	1,341,464
Social contribution tax losses	337,258	13,552	-	-	350,810
Provision for tax, civil and labor liabilities	270,417	(27,848)	-	225	242,794
Benefits granted to employees	286,494	(29,739)	-	37,276	294,031
Other temporary differences	525,818	73,067	-	(23,166)	575,719
Deferred exchange variance*	1,284,377	(106,640)	-	(309)	1,177,428
Provision for losses	83,837	(75,142)	-	14,923	23,618
Fair value adjustments on businesses acquired	(372,448)	(69,464)	-	(10,146)	(452,058)
	3,755,686	(217,433)	(36,226)	51,779	3,553,806

Non-current assets	3,874,054				4,071,219
Non-current liabilities	(118,368)				(517,413)

*Corresponds to deferred taxes over foreign exchange gains and loss which certain subsidiaries elected to tax on a cash basis

	Balance as of	Recognized in		Comprehensive	Balance as of
	January 1, 2018	income	Others	Income	December 31, 2018

Tax loss carryforward	973,638	341,664	36,445	(11,814)	1,339,933
Social contribution tax losses	355,782	(18,524)	-	-	337,258
Provision for tax, civil and labor liabilities	275,463	(5,214)	168	-	270,417
Benefits granted to employees	282,803	(16,564)	67,184	(46,929)	286,494
Other temporary differences	410,300	93,094	17,177	5,247	525,818
Deferred exchange variance*	1,060,527	223,850	-	-	1,284,377
Provision for losses	110,728	(33,165)	(12)	6,286	83,837
Fair value adjustments on businesses acquired	(497,534)	213,019	(89,859)	1,926	(372,448)
	2,971,707	798,160	31,103	(45,284)	3,755,686

Non-current assets	3,054,393				3,874,054
Non-current liabilities	(82,686)				(118,368)

*Corresponds to deferred taxes over foreign exchange gains and loss which certain subsidiaries elected to tax on a cash basis

Schedule of estimated recovery and reversal of income and social contributions tax assets and liabilities

	Assets
	2020	2019
2020	-	605,657
2021	616,409	467,153
2022	399,248	422,863
2023	391,610	464,514
2024	348,139	472,734
2025 and after	1,637,948	1,638,298
	3,393,354	4,071,219

	Liabilities
	2020	2019
2021	(8,558)	(98,449)
2022	(8,192)	(110,031)
2023	(14,815)	(90,703)
2024	(3,145)	(79,022)
2025 and after	(26,852)	(139,208)
	(61,562)	(517,413)